Guaranteed Benefit Features - Net Amount at Risk of Minimum Guaranteed Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Amount at Risk by Product and Guarantee [Line Items]
Weighted average attained age	59 years	59 years
GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value, in the event of death	$ 41,932.5	$ 41,547.0
Net amount at risk, net of reinsurance	7,029.1	8,893.9
Weighted average attained age	69 years	68 years
GMAB/GMWB
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value, at annuitization, maturity, or withdrawal	1,027.3	1,182.9
Net amount at risk, net of reinsurance	42.4	70.7
Weighted average attained age	69 years	69 years
GMIB
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value, at annuitization, maturity, or withdrawal	14,881.3	14,565.4
Net amount at risk, net of reinsurance	3,576.0	3,714.0
Weighted average attained age	61 years	62 years
GMWBL
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value, at annuitization, maturity, or withdrawal	15,587.8	15,081.2
Net amount at risk, net of reinsurance	$ 1,702.5	$ 2,046.3
Weighted average attained age	65 years	65 years